Insurance contracts	9 Months Ended
Sep. 30, 2024
Insurance contracts
Insurance contracts

5.    Insurance contracts

The following tables provide reconciliations of the Company’s portfolios of insurance and reinsurance contracts, showing the change in insurance and reinsurance contract receivables (liabilities) as of September 30, 2024 and December 31, 2023. As of September 30, 2024, these receivables (liabilities) are recognized in the consolidated balance sheet within trade accounts and other receivables from unrelated parties (accounts payable to unrelated parties) which were previously presented on a net basis within trade accounts and other receivables from unrelated parties as of December 31, 2023.

Reinsurance contract receivables and liabilities

in € THOUS

	2024			2023
	Present	Risk		Present	Risk
	value of	adjustment		value of	adjustment
	future cash	for non-		future cash	for non-
	flows	financial risk	Total	flows	financial risk	Total
Reinsurance contract receivables (liabilities) at the beginning of the period	53,137	(931)	52,206	23,925	(1,801)	22,124
Incurred claims and other directly attributable expenses	(223,898)	206	(223,692)	(166,161)	825	(165,336)
Changes that relate to past service – changes in the fulfillment cash-flows relating to LIC(1)	(40,438)	—	(40,438)	1,544	—	1,544
Claims and other directly attributable expenses paid	(362,548)	—	(362,548)	(387,949)	—	(387,949)
Premium revenue	600,813	—	600,813	583,269	—	583,269
Foreign currency translation and other changes	62	6	68	(1,491)	45	(1,446)
Reinsurance contract receivables (liabilities) at the end of the period	27,128	(719)	26,409	53,137	(931)	52,206

(1)	Changes that relate to past service include premium revenue for past performance years of (€4,987) and €9,038 as of September 30, 2024 and December 31, 2023, respectively.

Insurance contract receivables and liabilities

in € THOUS

	2024			2023
	Present	Risk		Present	Risk
	value of	adjustment		value of	adjustment
	future cash	for non-		future cash	for non-
	flows	financial risk	Total	flows	financial risk	Total
Insurance contract receivables (liabilities) at the beginning of the period	27,389	(553)	26,836	20,669	(254)	20,415
Incurred claims and other directly attributable expenses	(225,237)	45	(225,192)	(208,884)	(314)	(209,198)
Changes that relate to past service – changes in the fulfillment cash-flows relating to LIC(1)	3,121	—	3,121	(2,666)	—	(2,666)
Claims and other directly attributable expenses paid	(378,459)	—	(378,459)	(423,377)	—	(423,377)
Premium revenue	611,974	—	611,974	642,529	—	642,529
Foreign currency translation and other changes	(686)	6	(680)	(882)	15	(867)
Insurance contract receivables (liabilities) at the end of the period	38,102	(502)	37,600	27,389	(553)	26,836

(1)	Changes that relate to past service include a reduction in premium revenue for past performance years of €1,804 and €7,696 as of September 30, 2024 and December 31, 2023, respectively.